Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,509,399	1,370,151
Solvency equity (solvency margin)	706,926	698,409
Guarantee fund	499,073	455,253
Surplus	S/ 303,400	S/ 216,489